Above / Below Market Acquired Charters (Tables)	12 Months Ended
Dec. 31, 2025
Above Below Market Acquired Charters
Above / Below market acquired time charters (Table)

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2024	$73,969	$(74,484)
Additions	58,254	(5,036)
(Amortization) / accretion	(30,649)	13,597
Carrying amount as at December 31, 2024	$101,574	$(65,923)
(Amortization) / accretion	(34,977)	12,392
Carrying amount as at December 31, 2025	$66,597	$(53,531)

Above / Below market acquired time charters - Amortization Schedule (Table)

For the year ending December 31,	Above market acquired charters	Below market acquired charters
2026	$25,764	$(12,328)
2027	7,451	(12,328)
2028	7,471	(12,360)
2029	7,451	(11,907)
2030	7,451	(1,373)
Thereafter	11,009	(3,235)
Total	$66,597	$(53,531)